Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Thrivent Partner Emerging Markets Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Partner Emerging Markets Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Partner Emerging Markets Equity Portfolio seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes), at the time of initial purchase, in emerging market equities, including common stock, preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stocks. A security is considered to be an “emerging market” security if issued by a company that Portfolio management has determined meets one or more of the following criteria:
  is organized under the laws of, or has its principal office in, an emerging market country;
  has its principal securities trading market in an emerging market country;
  derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country; and/or issues securities denominated in the currency of an emerging market country (and meets one of the other criteria set forth above).
An “emerging market” country is any country determined by the Adviser or subadviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. These emerging market countries include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. At times, the Portfolio may have a significant amount of its assets invested in a country or geographic region.

The Portfolio may also invest in equity securities of issuers that are not tied economically to emerging market countries. The Portfolio may invest in securities denominated in U.S. dollars and currencies of emerging market countries in which it may invest. The Portfolio typically has full currency exposure to those markets in which it invests.

The Portfolio may invest in securities of any market capitalization, including small and mid-cap securities.

The Portfolio may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector.

The Portfolio’s subadviser, Aberdeen Asset Managers Limited (“Aberdeen”), uses a disciplined investment process based on its proprietary research to determine security selection. Aberdeen seeks to identify “quality” companies, based on factors such as strength of management and business, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. Aberdeen also considers how a company’s corporate governance and risk management practices may affect that company’s long-term value. Aberdeen makes investments for the long-term, although it may sell a security when it perceives a company’s business direction or growth prospects to have changed or the company’s valuations are no longer attractive.

The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.

		Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its net assets invested in emerging market equities from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Financial Sector Risk. To the extent that the financials sector continues to represent a significant portion of the Portfolio, the Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Emerging Markets Risk. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Portfolio’s share price to decline.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Foreign Securities Risk. Securities of foreign companies in which the Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions – such as Latin America, Asia, Europe, and the Mediterranean region – can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Adviser or subadviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Adviser or subadviser believes they are worth.

		Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser or subadviser in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility and Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the MSCI Emerging Markets Index - USD Net Returns, which measures the performance of stock markets in developing countries throughout the world. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

		How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) THRIVENT (847-4836)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q2 '09	+42.46%
Worst Quarter:	Q3 '11	(17.20)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 30, 2016)
Thrivent Partner Emerging Markets Equity Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOther
Management Fees	rr_ManagementFeesOverAssets	1.19%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.66%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.36%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	488
5 Years	rr_ExpenseExampleYear05	868
10 Years	rr_ExpenseExampleYear10	$ 1,935
2009	rr_AnnualReturn2009	74.70%
2010	rr_AnnualReturn2010	27.33%
2011	rr_AnnualReturn2011	(10.82%)
2012	rr_AnnualReturn2012	25.98%
2013	rr_AnnualReturn2013	(7.34%)
2014	rr_AnnualReturn2014	(2.29%)
2015	rr_AnnualReturn2015	(13.59%)
2016	rr_AnnualReturn2016	11.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.20%)
1 Year	rr_AverageAnnualReturnYear01	11.58%
5 Years	rr_AverageAnnualReturnYear05	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008
Thrivent Partner Emerging Markets Equity Portfolio | MSCI Emerging Markets Index USD Net Returns (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.19%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2008

[1]	The Adviser has contractually agreed, through at least April 30, 2018, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Emerging Markets Equity Portfolio in order to limit the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements, if any, to an annual rate of 1.30% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.